Consolidated Statements Of Changes In Stockholders' Equity (USD $) In Millions	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income Attributable To AT&T, Net Of Tax [Member]	Noncontrolling Interest [Member]
Balance at beginning of year at Dec. 31, 2009	$ 101,989	$ 6,495	$ 91,707	$ 21,944	$ (21,260)	$ 2,678	$ 425
Balance at beginning of year (in shares) at Dec. 31, 2009		6,495			(593)
Issuance of shares - common stock (value)		0
Issuance of shares - common stock (in shares)		0
Repurchase of common stock	0				0
Repurchase of common stock (in shares)					0
Issuance of treasury stock			159		177
Issuance of treasury stock (in shares)					9
Share-based payments			(130)
Share of equity method investee capital transactions			0
Change related to acquisition of interests held by noncontrolling owners			(5)
Net income attributable to AT&T ($1.25, $0.66 and $3.35 per diluted share)	19,864			19,864
Dividends to stockholders ($1.77, $1.73 and $1.69 per share)				(9,985)
Other				(31)
Other comprehensive income (loss) attributable to AT&T						34
Net income attributable to noncontrolling interest	315						315
Distributions							(278)
Acquisition of interests held by noncontrolling owners							(162)
Translation adjustments attributable to noncontrolling interest, net of taxes	3						3
Balance at end of year at Dec. 31, 2010	111,950	6,495	91,731	31,792	(21,083)	2,712	303
Balance at end of year (in shares) at Dec. 31, 2010		6,495			(584)
Issuance of shares - common stock (value)		0
Issuance of shares - common stock (in shares)		0
Repurchase of common stock	0				0
Repurchase of common stock (in shares)					0
Issuance of treasury stock			132		333
Issuance of treasury stock (in shares)					16
Share-based payments			(118)
Share of equity method investee capital transactions			(290)
Change related to acquisition of interests held by noncontrolling owners			(299)
Net income attributable to AT&T ($1.25, $0.66 and $3.35 per diluted share)	3,944			3,944
Dividends to stockholders ($1.77, $1.73 and $1.69 per share)				(10,244)
Other				(39)
Other comprehensive income (loss) attributable to AT&T						468
Net income attributable to noncontrolling interest	240						240
Distributions							(220)
Acquisition of interests held by noncontrolling owners							(59)
Translation adjustments attributable to noncontrolling interest, net of taxes	(1)						(1)
Balance at end of year at Dec. 31, 2011	105,797	6,495	91,156	25,453	(20,750)	3,180	263
Balance at end of year (in shares) at Dec. 31, 2011		6,495			(568)
Issuance of shares - common stock (value)		0
Issuance of shares - common stock (in shares)		0
Repurchase of common stock	(12,752)				(12,752)
Repurchase of common stock (in shares)	371				(371)
Issuance of treasury stock			120		614
Issuance of treasury stock (in shares)					25
Share-based payments			(78)
Share of equity method investee capital transactions			(160)
Change related to acquisition of interests held by noncontrolling owners			0
Net income attributable to AT&T ($1.25, $0.66 and $3.35 per diluted share)	7,264			7,264
Dividends to stockholders ($1.77, $1.73 and $1.69 per share)				(10,196)
Other				(40)
Other comprehensive income (loss) attributable to AT&T						2,056
Net income attributable to noncontrolling interest	275						275
Distributions							(205)
Acquisition of interests held by noncontrolling owners							0
Translation adjustments attributable to noncontrolling interest, net of taxes	0						0
Balance at end of year at Dec. 31, 2012	$ 92,695	$ 6,495	$ 91,038	$ 22,481	$ (32,888)	$ 5,236	$ 333
Balance at end of year (in shares) at Dec. 31, 2012		6,495			(914)